EVENTS AFTER THE REPORTING PERIOD - KarTel Limited Liability Partnership credit facilities (Details) - KaR-Tel LLP - Term Facility with JSC Nurbank - New credit facility $ in Millions, ₸ in Billions	Oct. 08, 2024 USD ($)	Oct. 08, 2024 KZT (₸)	Sep. 25, 2024 USD ($)	Sep. 25, 2024 KZT (₸)
Disclosure of non-adjusting events after reporting period
Facility amount			$ 37	₸ 18.0
Borrowings term			5 years
Borrowings, interest rate (in percent)			15.50%	15.50%
Proceeds from non-current borrowings	$ 10	₸ 4.5